Summary of Significant Accounting Policies, Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable	$ 7.2	$ 2.7
Accounts Receivable [Member]
Concentration Risk [Line Items]
Off-balance sheet credit exposure	$ 0.0